Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₨ 815,393.5
Ending balance	$ 11,257.6	823,040.8	₨ 815,393.5
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,654,057.1	1,480,446.2
Adjustment on initial application of IFRS16			(5,561.9)
Adjusted opening balance			1,474,884.3
Additions		176,652.7	179,274.4
Transferred to gross block		(81,144.2)	(35,654.4)
Addition through business aquisitions		6.9	70.9
Reversal of impairment loss		214.7
Currency translation		94,867.5	45,111.7
Writeoff/impairment of assets		(22,978.4)
Disposals/Adjustments		(9,117.2)	(8,293.4)
Ending balance		1,812,559.1	1,654,057.1
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(838,663.6)	(718,142.9)
Adjustment on initial application of IFRS16			3,694.5
Adjusted opening balance			(714,448.4)
Addition through business aquisitions			(1.4)
Depreciation for the year		(107,664.0)	(104,593.9)
Reversal of impairment loss		1,666.6
Currency translation		(50,230.2)	(21,122.2)
Writeoff/impairment of assets		(638.8)	(4,792.1)
Disposals/Adjustments		6,013.1	6,293.0
Ending balance		(989,518.3)	(838,663.6)
Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		815,393.5
Ending balance		823,040.8	815,393.5
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		295,033.7	259,382.6
Adjustment on initial application of IFRS16			(1,733.9)
Adjusted opening balance			257,648.7
Additions		3,959.5	27,534.1
Addition through business aquisitions			53.0
Currency translation		16,911.4	9,995.8
Disposals/Adjustments		(839.7)	(197.9)
Ending balance		315,064.9	295,033.7
Land and buildings [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(54,484.5)	(41,870.0)
Adjustment on initial application of IFRS16			420.8
Adjusted opening balance			(41,449.2)
Depreciation for the year		(12,180.3)	(11,152.5)
Reversal of impairment loss		178.6
Currency translation		(3,193.9)	(1,820.9)
Writeoff/impairment of assets		(395.2)	(191.4)
Disposals/Adjustments		434.2	129.5
Ending balance		(69,641.1)	(54,484.5)
Land and buildings [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		240,549.2
Ending balance		245,423.8	240,549.2
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,215,337.7	1,083,365.4
Adjustment on initial application of IFRS16			(1,923.4)
Adjusted opening balance			1,081,442.0
Additions		76,015.8	108,941.6
Addition through business aquisitions		0.7	11.6
Currency translation		70,040.3	31,673.1
Disposals/Adjustments		(4,764.1)	(6,730.6)
Ending balance		1,356,630.4	1,215,337.7
Plant and equipment [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(752,693.4)	(646,968.3)
Adjustment on initial application of IFRS16			1,444.3
Adjusted opening balance			(645,524.0)
Addition through business aquisitions			(0.3)
Depreciation for the year		(91,022.9)	(89,308.5)
Reversal of impairment loss		1,473.1
Currency translation		(45,760.5)	(18,630.4)
Writeoff/impairment of assets		(239.1)	(4,368.1)
Disposals/Adjustments		2,990.3	5,137.6
Ending balance		(885,252.8)	(752,693.4)
Plant and equipment [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		462,644.3
Ending balance		471,377.6	462,644.3
Vehicles [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,146.1	4,498.6
Adjusted opening balance			4,498.6
Additions		1,262.8	2,105.5
Addition through business aquisitions		3.0	0.3
Currency translation		137.4	58.6
Disposals/Adjustments		(852.2)	(516.9)
Ending balance		6,697.1	6,146.1
Vehicles [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,718.1)	(2,224.7)
Adjusted opening balance			(2,224.7)
Addition through business aquisitions			(0.4)
Depreciation for the year		(1,222.9)	(933.9)
Reversal of impairment loss		4.2
Currency translation		(68.2)	(31.3)
Writeoff/impairment of assets			(7.4)
Disposals/Adjustments		515.5	479.2
Ending balance		(3,489.9)	(2,718.1)
Vehicles [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,428.0
Ending balance		3,207.2	3,428.0
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		27,159.4	25,220.4
Adjustment on initial application of IFRS16			(1,861.5)
Adjusted opening balance			23,358.9
Additions		470.2	3,442.2
Addition through business aquisitions		0.9
Currency translation		1,346.3	653.1
Disposals/Adjustments		(1,544.7)	(294.8)
Ending balance		27,432.1	27,159.4
Computers [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(16,171.0)	(15,850.3)
Adjustment on initial application of IFRS16			1,805.7
Adjusted opening balance			(14,044.6)
Addition through business aquisitions			(0.4)
Depreciation for the year		(2,189.3)	(2,001.9)
Reversal of impairment loss		8.7
Currency translation		(624.7)	(319.6)
Writeoff/impairment of assets		(4.5)	(99.7)
Disposals/Adjustments		1,442.3	294.8
Ending balance		(17,538.9)	(16,171.0)
Computers [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,988.4
Ending balance		9,893.2	10,988.4
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17,571.2	16,255.1
Adjustment on initial application of IFRS16			(43.1)
Adjusted opening balance			16,212.0
Additions		284.6	1,332.7
Addition through business aquisitions		2.3	6.0
Currency translation		995.6	486.9
Disposals/Adjustments		(743.7)	(466.5)
Ending balance		18,110.0	17,571.2
Furniture and fixtures [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(10,925.7)	(9,612.7)
Adjustment on initial application of IFRS16			23.7
Adjusted opening balance			(9,589.0)
Addition through business aquisitions			(0.3)
Depreciation for the year		(1,048.6)	(1,197.1)
Reversal of impairment loss		2.0
Currency translation		(582.9)	(266.0)
Writeoff/impairment of assets			(125.5)
Disposals/Adjustments		630.8	251.9
Ending balance		(11,924.7)	(10,925.7)
Furniture and fixtures [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,645.5
Ending balance		6,185.2	6,645.5
Heritage Assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,762.3	3,727.8
Adjusted opening balance			3,727.8
Currency translation		147.4	121.2
Disposals/Adjustments		(372.8)	(86.7)
Ending balance		3,536.9	3,762.3
Heritage Assets [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,670.9)	(1,616.9)
Adjusted opening balance			(1,616.9)
Currency translation			(54.0)
Ending balance		(1,670.9)	(1,670.9)
Heritage Assets [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,091.4
Ending balance		1,866.0	2,091.4
Capital work in progress [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		89,046.8	87,996.3
Adjusted opening balance			87,996.3
Additions		94,659.8	35,918.3
Transferred to gross block		(81,144.2)	(35,654.4)
Reversal of impairment loss		214.7
Currency translation		5,289.1
Disposals/Adjustments		0.0
Ending balance		85,087.8	89,046.8
Capital work in progress [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0.0
Ending balance			0.0
Capital work in progress [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		89,046.8
Ending balance		₨ 85,087.8	₨ 89,046.8